Inventories	12 Months Ended
Mar. 31, 2019
Inventories
Inventories

7. Inventories

Inventories, consisted of the followings:

	As of March 31,
	2018	2019
	RMB	RMB
Products	265,771,215	190,480,072
Raw materials	54,612,250	29,671,322

Inventories	320,383,465	220,151,394

The Group purchases raw materials such as fabric and buttons from various suppliers and outsources them to third party manufacturing companies for production and processing.